RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13.  RELATED PARTY TRANSACTIONS AND BALANCES

During the years ended December 31, 2014, 2015 and 2016 significant related party transactions were as follows:

	2014	2015	2016
	RMB	RMB	RMB
Commissions from eLong (a)	—	7,191,870	261,139,916
Commissions from Homeinns (a)	38,139,325	34,556,539	66,921,837
Commissions from Hanting (a)	19,234,632	17,740,390	44,094,542
Commissions from Tujia (a)	—	5,967,489	6,023,389
Entrusted loan and interest to a technology company focusing on hotel customer reviews (b)	694,577	—	—
Repayment of entrusted loan and interest from Baidu (c)	—	—	652,299,803
Shareholders’ loan and interest to Skyseas (d)	505,955,950	15,826,363	73,399,675
Commissions to eLong (e)	—	9,532,316	85,780,819
Commissions to LY.com (e)	76,093,733	75,297,659	62,150,144
Commissions to Baidu (e)	—	—	96,056,853
Online marketing service from Baidu (f)	—	89,244,042	110,064,311
Online marketing service from Hanting (f)	—	—	13,000,000
Repayment of entrusted loan and interest to Baidu (g)	—	—	1,837,384,234
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”) (h)	27,197,283	11,351,388	12,714,298

(a)

Homeinns, Hanting, eLong and Tujia, have entered into agreements with the Company, respectively, to provide hotel rooms for our customers. The transactions above represent the commissions earned from these related parties.

(b)

In September 2013, the Company entered into agreements with a technology company focusing on hotel customer reviews to provide entrusted loan of RMB13 million. The entrusted loan has a one-year maturity period. The balance of entrusted loan together with the interest to the technology company focusing on hotel customer reviews for the year ended December 31, 2014 is presented as above.

(c)

On October 27, 2015, Qunar granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. Qunar received the repayment in March, 2016.

(d)

In 2014, the Company provided a shareholder’s loan of US$80 million to Skyseas. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The loan is guaranteed by a vessel mortgage and shall be paid back by installments through 2020. The balance of the loan together with the interest for the year ended December 31, 2014 and the interest for the year ended December 31, 2015 and 2016 are presented as above.

(e)	The Company entered into agreements to provide hotel rooms to eLong, LY.com and Baidu. The transactions above represent the commissions paid to these related parties.

(f)	The Company has entered into marketing service agreements with Baidu and Hanting. The transactions above represent the marketing service fee paid to these related parties.

(g)

On March 12 and May 4, 2015, Qunar drew down RMB507 million and RMB627 million respectively pursuant to the revolving credit facility agreement with Baidu. In March 2016, Qunar repaid these loans and the facility agreement was terminated. In addition, on October 26, 2015, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016.

(h)	The Company’s tour package supplier, Ananda is an affiliate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2014, 2015 and 2016 is presented as above.

As of December 31, 2015 and 2016, significant balances with related parties were as follows:

	2015	2016
	RMB	RMB
Due from related parties, current:
Due from Baidu (a)	788,860,421	408,834,667
Due from eLong	34,515,489	132,381,883
Due from Skyseas	56,727,885	132,035,460
Due from LY.com	33,051,263	96,308,665
Due from others	48,636,400	18,043,311

	961,791,458	787,603,986

Due from related parties, non-current:
Due from Skyseas	543,911,586	599,913,241

Due to related parties, current:
Due to eLong	165,436,171	506,461,015
Due to Baidu(a)	1,891,209,753	293,579,066
Due to others	6,320,029	37,381,264

	2,062,965,953	837,421,345

(a)

On June 1, 2015, Qunar and Baidu entered into a business cooperation agreement, under which Baidu agreed to grant Qunar an exclusive right to integrate its hotel information and products into the personal computer and mobile versions of Baidu Maps. Qunar will display location-based hotel data through the Baidu Maps interface. Users can click on the displayed hotels to view hotels and to complete bookings. Qunar pays Baidu service commission at a certain percentage of gross revenue Qunar earns in exchange for the services provided by Baidu. As of December 31, 2015 and December 31, 2016, the outstanding balance related to business cooperation agreement amounted to RMB 138 million and RMB 409 million respectively.

On February 27, 2014, Qunar obtained a revolving credit facility of US$300,000,000 from Baidu. The three-year credit facility bore no commitment fee. Any drawdown bore interest at a rate of 90% of the benchmark lending rate published by the People’s Bank of China and shall be repaid within three years from the drawdown date. Qunar was allowed to repay its outstanding debt obligation at maturity either by cash or by issuance of Class B shares. The applicable share conversion price will be determined by the prevailing share price at the maturity date. On March 12 and May 4, 2015, Qunar drew down RMB507 million (US$78 million) and RMB627 million (US$97 million) respectively from the credit facility. In March 2016, Qunar repaid these loans and the facility agreement was terminated. The repayment was reported in “Repayment of loans due to related parties” in the statement of cash flow.

On October 27, 2015, Quanr granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. As of December 31, 2015, the outstanding entrusted loan and interest to Baidu amounted to RMB 651 million. Qunar received the repayment in March, 2016. In connection with the loan granted to Baidu, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016. The Company had evaluated both substance and form of these loans arrangements with Baidu. Given that the loan granted to Baidu is solely for the consideration the currency access to RMB and is also dependent on the receipt of the loan provided by Baidu, and also taking into account of the significant net cash in flow as a result of all the loans arrangements with Baidu during the periods, the Company believes these arrangements have the primary purpose and intent in common to finance Qunar and therefore are reported as financing activities in the statement of cash flow on a gross basis according to the forms of the arrangements.